Principal Variable Contracts Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel

October 4, 2022
Via EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Principal Variable Contracts Funds, Inc.
Registration Statement on Form N-14
Ladies and Gentlemen:
On behalf of Principal Variable Contracts Funds, Inc. ("PVC"), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 488 under the Securities Act of 1933, as amended (the "Act"), PVC's registration statement on Form N-14 under the Act (the "Registration Statement"). The Registration Statement relates to a proposed Plan of Acquisition providing for the transfer of all the assets, subject to all the liabilities, of the Principal Lifetime 2010 Account, a series of PFI, to and in exchange for shares of Principal Lifetime Strategic Income Account, a previously created series of PVC. The proposed mailing date to shareholders is on or about November 15, 2022.
If you have questions or comments, please call me at 515-235-9328.
Sincerely,
/s/ Adam U. Shaikh
Adam U. Shaikh
Assistant Counsel and Assistant Secretary
Principal Variable Contracts Funds, Inc.

Enclosures